Organization and Business Description - Schedule of Financial Statement Amounts and Balances of VIE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current assets	$ 10,840,214	$ 8,579,432
Total assets	25,202,229	19,560,412
Current liabilities	11,696,969	10,864,350
Total liabilities	14,179,220	12,297,066
Revenue	18,219,959	16,396,018
Net income	3,026,673	2,573,803
Net cash provided by operating activities	2,643,076	7,104,822
Net cash used in investing activities	(3,003,043)	(8,429,958)
Net cash provided by financing activities	112,492	804,680
Variable Interest Entity [Member]
Current assets	10,840,214	8,579,432
Non-current assets	14,362,015	10,980,980
Total assets	25,202,229	19,560,412
Current liabilities	11,696,969	10,864,350
Non-current liabilities	2,482,251	1,432,716
Total liabilities	14,179,220	12,297,066
Revenue	18,219,959	16,396,018
Net income	3,098,317	2,562,636
Net cash provided by operating activities	2,643,076	7,104,822
Net cash used in investing activities	(3,003,043)	(8,429,958)
Net cash provided by financing activities	$ 112,492	$ 804,680